Property, Plant and Equipment	12 Months Ended
Jun. 30, 2020
Property, plant and equipment [abstract]
Property, Plant and Equipment
Property, Plant and Equipment

2020	Computers & Equipment £’000	Fixtures & Fittings £’000	Motor Vehicles £’000	Fixed Assets in Progress £’000	Total £’000
Cost
At 1 July 2019	£14,679	£10,158	£9	£1,157	£26,003
Additions	4,203	2,803	—	359	7,365
On acquisition of subsidiary / business	143	67	—	—	210
Inflation adjustment	16	—	—	—	16
Disposals	(1,230)	(709)	—	—	(1,939)
Disposals costs from subsidiary disposal	(74)	(269)	—	—	(343)
Transfers	—	1,193	—	(1,193)	—
Effect of foreign exchange translations	(239)	(61)	—	—	(300)
At 30 June 2020	£17,498	£13,182	£9	£323	£31,012

Depreciation
At 1 July 2019	£10,387	£5,028	£9	£—	£15,424
Charge for the year	2,800	2,016	—	—	4,816
Disposals	(1,174)	(614)	—	—	(1,788)
Disposals depreciation from subsidiary disposal	(15)	(15)	—	—	(30)
Effect of foreign exchange translations	(97)	(60)	—	—	(157)
At 30 June 2020	£11,901	£6,355	£9	£—	£18,265
Net book value
At 30 June 2020	£5,597	£6,827	£—	£323	£12,747

2019	Computers & Equipment £’000	Fixtures & Fittings £’000	Vehicles £’000	Fixed Assets in Progress £’000	Total £’000
Cost
At 1 July 2018	£12,355	£8,171	£20	£164	£20,710
Additions	2,856	2,055	—	1,157	6,068
Inflation adjustment	145	—	—	—	145
Disposals	(494)	(106)	(11)	—	(611)
Transfers	—	164	—	(164)	—
Effect of foreign exchange translations	(183)	(126)	—	—	(309)
At 30 June 2019	£14,679	£10,158	£9	£1,157	£26,003

Depreciation
At 1 July 2018	£8,477	£3,629	£20	£—	£12,126
Charge for the year	2,460	1,543	—	—	4,003
Disposals	(477)	(89)	(11)	—	(577)
Effect of foreign exchange translations	(73)	(55)	—	—	(128)
At 30 June 2019	£10,387	£5,028	£9	£—	£15,424
Net book value
At 30 June 2019	£4,292	£5,130	£—	£1,157	£10,579